Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Parent Company

25. Condensed financial information of the parent company

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of December 31,
	2016	2017
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	—	2,511,803,710	386,057,161
Short-term amounts due from related parties	—	2,277,228,227	350,003,570
Other current assets	—	4,564,046	701,481

Total current assets	—	4,793,595,983	736,762,212

Non-current assets:
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	2,513,589,444	4,585,078,902	704,713,724

Total non-current assets	2,513,589,444	4,585,078,902	704,713,724

TOTAL ASSETS	2,513,589,444	9,378,674,885	1,441,475,936

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	—	1,378,058	211,804
Short-term amounts due to related parties	—	4,971,082	764,041

Total current liabilities	—	6,349,140	975,845

TOTAL LIABILITIES	—	6,349,140	975,845

	As of December 31,
	2016	2017
	RMB	RMB	US$
Mezzanine equity
Convertible Preferred Shares
Series A-1 (US$0.0001 par value; 2,616,641 shares authorized, and outstanding as of December 31, 2016)	69,914,696	—	—
Series A-2 (US$0.0001 par value; 4,779,796 shares authorized, and outstanding as of December 31, 2016)	127,712,583	—	—
Series B-1 (US$0.0001 par value; 38,487,004 shares authorized, and outstanding as of December 31, 2016)	1,028,344,036	—	—
Series B-2 (US$0.0001 par value; 5,233,281 shares authorized, and outstanding as of December 31, 2016)	139,829,364	—	—
Series B-3 (US$0.0001 par value; 31,865,304 shares authorized, and outstanding as of December 31, 2016)	851,417,151	—	—
Series C-1 (US$0.0001 par value; 37,720,709 shares authorized, and outstanding as of December 31, 2016)	1,007,869,205	—	—
Series C-2 (US$0.0001 par value; 19,469,603 shares authorized, and outstanding as of December 31, 2016)	520,213,268	—	—
Series C-3 (US$0.0001 par value; 13,391,793 shares authorized, and outstanding as of December 31, 2016)	357,818,719	—	—
Series C-4 (US$0.0001 par value; 10,823,841 shares authorized, and outstanding as of December 31, 2016)	289,204,957	—	—
Series C-5 (US$0.0001 par value; 58,072,514 shares authorized, and outstanding as of December 31, 2016)	1,551,654,251	—	—

Total mezzanine equity	5,943,978,230	—	—

	As of December 31,
	2016	2017
	RMB	RMB	US$
Shareholders’ (deficit)/ equity
Ordinary shares (US$0.0001 par value; 577,539,514 shares authorized, and 79,305,191 shares issued outstanding as of December 31, 2016)	54,754	—	—
Class A Ordinary shares (US$0.0001 par value; nil shares authorized, issued, and outstanding as of December 31, 2016; 656,508,828 shares authorized, 262,347,283 shares issued and outstanding, as of December 31, 2017)	—	177,140	27,226
Class B Ordinary shares (US$0.0001 par value; nil shares authorized, issued, and outstanding as of December 31, 2016; 63,491,172 shares authorized, 63,491,172 shares issued and outstanding, as of December 31, 2017)	—	43,836	6,737
Treasury stock	—	(421,164,802)	(64,731,845)
Additional paid-in capital	80,458,209	5,441,668,033	836,369,063
Accumulated other comprehensive loss	—	(329,387,410)	(50,625,918)
Accumulated (deficit)/ retained earnings	(3,510,901,749)	4,680,988,948	719,454,828

Total shareholders’ (deficit)/ equity	(3,430,388,786)	9,372,325,745	1,440,500,091

TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/ EQUITY	2,513,589,444	9,378,674,885	1,441,475,936

Condensed statements of comprehensive income

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Share-based compensation expense	(55,607,170)	(22,133,620)	(66,522,766)	(10,224,362)
Cost of revenue	—	—	(61,028)	(9,380)
General and administrative	—	—	(7,202,222)	(1,106,961)
Interest and investment income, net	—	—	6,189,009	951,233
Share of (loss)/profit in subsidiaries, VIEs and VIEs’ subsidiaries	(177,556,574)	598,786,238	2,315,454,720	355,878,874

Net (loss)/income before income taxes	(233,163,744)	576,652,618	2,247,857,713	345,489,404

Income tax expense	—	—	—	—

Net (loss)/income and comprehensive (loss)/income	(233,163,744)	576,652,618	2,247,857,713	345,489,404

Condensed statements of cash flows

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net (loss)/income	(233,163,744)	576,652,618	2,247,857,713	345,489,404
Adjustments to reconcile net (loss)/income to net cash used in operating activities: Share of loss/ (profit) in subsidiaries, VIEs and VIEs’ subsidiaries	177,556,574	(598,786,238)	(2,315,454,720)	(355,878,874)
Share-based compensation expense	55,607,170	22,133,620	66,522,766	10,224,362
Changes in operating assets and liabilities:
Receivables from related party	—	—	(22,577)	(3,470)
Other current receivables	—	—	(4,564,046)	(701,482)
Other current payables	—	—	1,378,058	211,804

Net cash used in operating activities	—	—	(4,282,807)	(658,256)
Net cash used in investing activities	—	—	(2,033,240,388)	(312,503,326)
Net cash provided by financing activities	—	—	4,881,181,230	750,223,819
Effect of exchange rate changes on cash and cash equivalents	—	—	(331,854,326)	(51,005,076)

Net increase in cash and cash equivalents	—	—	2,511,803,710	386,057,161
Cash and cash equivalents at beginning of the year	—	—	—	—

Cash and cash equivalents at end of the year	—	—	2,511,803,710	386,057,161

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Equity in profits of subsidiaries and VIEs” on the condensed statements of comprehensive income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.